Employee benefit plans	12 Months Ended
Dec. 31, 2018
Defined Benefit Plan [Abstract]
Employee benefit plans
Employee benefit plans

BNY Mellon has defined benefit and/or defined contribution retirement plans and other post-retirement plans providing healthcare benefits.

The defined benefit pension plans cover approximately 12,400 U.S. employees and approximately 14,700 non-U.S. employees.

BNY Mellon has one qualified and several non-qualified defined benefit pension plans in the U.S. and several pension plans overseas.

Effective June 30, 2015, the benefit accruals under the U.S. qualified and nonqualified defined benefit plans were frozen. This change resulted in no additional benefits being earned by participants in those plans based on service or pay after June 30, 2015. These plans were previously closed to new participants effective Dec. 31, 2010, at which time a non-elective contribution was added to the Company’s defined contribution plan for employees not eligible to join the pension plan. Employees previously participating in the pension plan received this non-elective contribution starting July 1, 2015.

Effective Dec. 31, 2018, the benefit accruals were frozen under our largest foreign plan, which covers certain UK employees. This change results in no additional benefits being earned by participants in that plan based on service or pay after Dec. 31, 2018. Most UK employees currently earn benefits only on a defined contribution basis. UK employees impacted by the pension plan freeze will begin earning benefits on a defined contribution basis in 2019.
Pension and post-retirement healthcare plans

The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollar amounts in millions)	2018	2017	2018	2017	2018	2017	2018	2017
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.45%	3.97%	2.95%	2.45%	4.45%	3.97%	3.10%	2.50%
Rate of compensation increase	N/A	N/A	2.98	3.02	3.00	3.00	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(4,405)	$(4,274)	$(1,322)	$(1,248)	$(175)	$(169)	$(4)	$(2)
Service cost	—	—	(28)	(31)	(1)	(1)	—	—
Interest cost	(169)	(180)	(32)	(33)	(7)	(7)	—	—
Employee contributions	—	—	—	(1)	—	—	—	—
Actuarial gain (loss)	219	(165)	173	88	22	(10)	(1)	(1)
Curtailments	—	—	11	—	—	—	—	—
Benefits paid	232	214	25	31	12	12	—	—
Foreign exchange adjustment	N/A	N/A	69	(128)	N/A	N/A	—	(1)
Benefit obligation at end of period	(4,123)	(4,405)	(1,104)	(1,322)	(149)	(175)	(5)	(4)
Change in fair value of plan assets
Fair value at beginning of period	5,496	4,906	1,393	1,090	107	97	—	—
Actual return on plan assets	(257)	783	1	128	(8)	10	—	—
Employer contributions	33	21	22	93	12	12	—	—
Employee contributions	—	—	—	1	—	—	—	—
Benefit payments	(232)	(214)	(25)	(31)	(12)	(12)	—	—
Foreign exchange adjustment	N/A	N/A	(75)	112	N/A	N/A	—	—
Fair value at end of period	5,040	5,496	1,316	1,393	99	107	—	—
Funded status at end of period	$917	$1,091	$212	$71	$(50)	$(68)	$(5)	$(4)
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss (gain)	$1,598	$1,294	$105	$255	$84	$97	$—	$(1)
Prior service cost (credit)	—	—	1	1	(40)	(49)	—	—
Total (before tax effects)	$1,598	$1,294	$106	$256	$44	$48	$—	$(1)

(a)	The benefit obligation for pension benefits is the projected benefit obligation, and for healthcare benefits, it is the accumulated benefit obligation.

A number of key assumptions and measurement date values determine pension expense. The key elements include the long-term rate of return on plan assets, the discount rate, the market-related value of plan assets and the price used to value stock in the Employee Stock Ownership Plan (“ESOP”).

The discount rate for U.S. pension plans was determined after reviewing equivalent rates obtained by discounting the pension plans’ expected cash flows using various high-quality, long-term corporate bond yield curves. We also reviewed the results of several models that matched bonds to our pension cash flows. After reviewing the various indices and models, we selected a discount rate of 4.45% as of Dec. 31, 2018.
The discount rates for foreign pension plans are based on high-quality corporate bond rates in countries that have an active corporate bond market. In those countries with no active corporate bond market, discount rates are based on local government bond rates plus a credit spread.

Actuarial gains (loss) on the benefit obligation for both the domestic and foreign pension plans in 2018, as well as the domestic pension plans in 2017, were primarily attributable to changes in discount rates. The actuarial gain on the benefit obligation for foreign pension plans in 2017 was primarily attributable to a decrease in assumed inflation rates for pension plans in the UK.

Net periodic benefit (credit) cost	Pension Benefits						Healthcare Benefits
	Domestic			Foreign			Domestic			Foreign
(dollar amounts in millions)	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$5,238	$5,026	$4,830	$1,266	$994	$994	$108	$102	$97	N/A	N/A	N/A
Discount rate	3.97%	4.35%	4.48%	2.45%	2.53%	3.45%	3.97%	4.35%	4.48%	2.50%	2.60%	3.60%
Expected rate of return on plan assets	6.625	6.625	7.00	4.56	4.61	5.35	6.625	6.625	7.00	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	3.02	3.60	3.51	3.00	3.00	3.00	N/A	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Components of net periodic benefit (credit) cost :
Service cost	$—	$—	$—	$28	$31	$29	$1	$1	$1	$—	$—	$—
Interest cost	169	180	182	32	33	36	7	7	8	—	—	—
Expected return on assets	(339)	(325)	(330)	(57)	(50)	(51)	(8)	(7)	(7)	—	—	—
Amortization of:
Prior service cost (credit)	—	—	—	—	—	1	(9)	(10)	(10)	—	—	—
Net actuarial loss	68	67	69	22	35	17	7	6	8	—	—	—
Settlement loss	5	2	2	—	—	1	—	—	—	—	—	—
Net periodic benefit (credit) cost	$(97)	$(76)	$(77)	$25	$49	$33	$(2)	$(3)	$—	$—	$—	$—

Changes in other comprehensive loss (income) in 2018	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$377	$(128)	$(6)	$1
Recognition of prior years’ net (loss)	(73)	(22)	(7)	—
Recognition of prior years’ service credit	—	—	9	—
Total recognized in other comprehensive (income) loss (before tax effects)	$304	$(150)	$(4)	$1

	Domestic		Foreign
(in millions)	2018	2017	2018	2017
Pension benefits:
Prepaid benefit cost	$1,077	$1,282	$280	$134
Accrued benefit cost	(160)	(191)	(68)	(63)
Total pension benefits	$917	$1,091	$212	$71
Healthcare benefits:
Accrued benefit cost	$(50)	$(68)	$(5)	$(4)
Total healthcare benefits	$(50)	$(68)	$(5)	$(4)

The accumulated benefit obligation for all defined benefit plans was $5.2 billion at Dec. 31, 2018 and $5.7 billion at Dec. 31, 2017.

Plans with obligations in excess of plan assets	Pension Benefits					Healthcare Benefits
	Domestic		Foreign			Domestic		Foreign
(in millions)	2018	2017	2018	2017		2018	2017	2018	2017
Projected benefit obligation	$160	$191	$245	$244	(a)	N/A	N/A	N/A	N/A
Fair value of plan assets	—	—	177	181	(a)	N/A	N/A	N/A	N/A
Accumulated benefit obligation	160	191	67	61		80	88	5	4
Fair value of plan assets	—	—	27	25		—	—	—	—

(a)	Amounts reported in 2017 have been revised based on the clarification provided in ASU 2018-14.

Assumed healthcare cost trend

The assumed healthcare cost trend rate used in determining domestic benefit expense for 2019 is 6.00%, decreasing to 4.75% in 2024 for pre-Medicare costs and 5.50% decreasing to 4.75% in 2022 for Medicare costs. This projection is based on various economic models that forecast a decreasing growth rate of healthcare expenses over time. The underlying assumption is that healthcare expense growth cannot outpace gross national product growth indefinitely, and over time a lower equilibrium growth rate will be achieved. Further, the ultimate growth rate of 4.75% bears a reasonable relationship to the discount rate. In addition, 2020 costs are assumed to increase beyond the assumed health care cost trend rate for 2019 due to the assumed reinstatement of the health insurer fee which was waived.

The following benefit payments for BNY Mellon’s pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid over the next 10 years:

Expected benefit payments
(in millions)		Domestic	Foreign
Pension benefits:
Year	2019	$265	$19
	2020	266	20
	2021	264	20
	2022	261	22
	2023	266	24
	2024-2028	1,297	130
Total pension benefits		$2,619	$235
Healthcare benefits:
Year	2019	$11	$—
	2020	12	—
	2021	12	—
	2022	11	—
	2023	11	—
	2024-2028	50	1
Total healthcare benefits		$107	$1

Plan contributions

BNY Mellon expects to make cash contributions to fund its defined benefit pension plans in 2019 of $14 million for the domestic plans and $19 million for the foreign plans.

BNY Mellon expects to make cash contributions to fund its post-retirement healthcare plans in 2019 of $11 million for the domestic plans and less than $1 million for the foreign plans.
Investment strategy and asset allocation

BNY Mellon is responsible for the administration of various employee pension and healthcare post-retirement benefits plans, both domestically and internationally. The domestic plans are administered by BNY Mellon’s Benefits Administration Committee, a named fiduciary. Subject to the following, at all relevant times, BNY Mellon’s Benefits Investment Committee, another named fiduciary to the domestic plans, is responsible for the investment of plan assets. The Benefits Investment Committee’s responsibilities include the investment of all domestic defined benefit plan assets, as well as the determination of investment options offered to participants in all domestic defined contribution plans. The Benefits Investment Committee conducts periodic reviews of investment performance, asset allocation and investment manager suitability. In addition, the Benefits Investment Committee has oversight of the Regional Governance Committees for the foreign defined benefit plans.

Our investment objective for U.S. and foreign plans is to maximize total return while maintaining a broadly diversified portfolio for the primary purpose of satisfying obligations for future benefit payments.

Equities are the main holding of the plans. Alternative investments (including private equities) and fixed-income securities provide diversification and, in certain cases, lower the volatility of returns. In general, equity securities and alternative investments within any domestic plan’s portfolio can be maintained in the range of 30% to 70% of total plan assets, fixed-income securities can range from 20% to 50% of plan assets and cash equivalents can be held in amounts ranging from 0% to 5% of plan assets. Actual asset allocation within the approved ranges varies from time to time based on economic conditions (both current and forecast) and the advice of professional advisors.

Our pension assets were invested as follows at Dec. 31, 2018 and Dec. 31, 2017:

Asset allocations	Domestic		Foreign
	2018	2017	2018	2017
Equities	52%	63%	48%	51%
Fixed income	45	33	36	33
Alternative investment	2	2	9	9
Private equities	1	1	—	—
Real estate	—	—	4	4
Cash	—	1	3	3
Total pension benefits	100%	100%	100%	100%

We held no The Bank of New York Mellon Corporation stock in our pension plans at Dec. 31, 2018 and Dec. 31, 2017. Assets of the U.S. post-retirement healthcare plan are invested in an insurance contract.

Fair value measurement of plan assets

In accordance with ASC 715, Compensation - Retirement Benefits, BNY Mellon has established a three-level hierarchy for fair value measurements of its pension plan assets based upon the transparency of inputs to the valuation of an asset as of the measurement date. The valuation hierarchy is consistent with guidance in ASC 820, Fair Value Measurement, which is detailed in Note 19.

The following is a description of the valuation methodologies used for assets measured at fair value, as well as the general classification of such assets pursuant to the valuation hierarchy.

Cash and currency

This category consists primarily of foreign currency balances and is included in Level 1 of the valuation hierarchy. Foreign currency is translated monthly based on current exchange rates.

Common and preferred stock and mutual funds

These investments include equities and mutual funds and are valued at the closing price reported in the active market in which the individual securities are traded, if available. Where there are no readily available market quotations, we determine fair value primarily based on pricing sources with reasonable levels of price transparency. Common and preferred stock and mutual funds are included in Level 1 of the valuation hierarchy.

Collective trust funds

Collective trust funds include commingled and U.S. equity funds that have no readily available market quotations. The fair value of the funds is based on the securities in the portfolio, which typically are the amount that the fund might reasonably expect to receive for the securities upon a sale. These funds are valued using observable inputs on either a daily or monthly basis. Collective trust funds are included in Level 2 of the valuation hierarchy.

Fixed-income investments

Fixed-income investments include U.S. Treasury securities, U.S. government agencies, sovereign government obligations, U.S. corporate bonds and foreign corporate debt funds. U.S. Treasury securities are valued at the closing price reported in the active market in which the individual security is traded and included as Level 1 of the valuation hierarchy. U.S. government agencies, sovereign government obligations, U.S. corporate bonds and foreign corporate debt funds are valued based on quoted prices for comparable securities with similar yields and credit ratings. When quoted prices are not available for identical or similar bonds, the bonds are valued using discounted cash flows that maximize observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks. U.S. government agencies, sovereign government obligations, U.S. corporate bonds and foreign corporate debt funds are primarily included in Level 2 of the valuation hierarchy.

Other assets measured at NAV

Other assets measured at NAV include funds of funds and venture capital and partnership interests, property funds and other funds. There are no readily available market quotations for these funds. The fair value of the funds of funds is based on NAVs of the funds in the portfolio, which reflects the value of the underlying securities. The fair value of the underlying securities is typically the amount that the fund might reasonably expect to receive upon selling those hard to value or illiquid securities within the portfolios. These funds are either valued on a daily or monthly basis. The fair value of the venture capital and partnership interests is based on the pension plan’s ownership percentage of the fair value of the underlying funds as provided by the fund managers. These funds are typically valued on a quarterly basis. The pension plan’s venture capital and partnership interests are valued at NAV as a practical expedient for fair value.

The following tables present the fair value of each major category of plan assets as of Dec. 31, 2018 and Dec. 31, 2017, by captions and by ASC 820, Fair Value Measurement, valuation hierarchy.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2018
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,514	$—	$—	$1,514
Non-U.S. equity	160	—	—	160
Collective trust funds:
Commingled	—	435	—	435
U.S. equity	—	934	—	934
Fixed income:
U.S. Treasury securities	630	—	—	630
U.S. government agencies	—	44	—	44
Sovereign government obligations	3	5	—	8
U.S. corporate bonds	—	972	—	972
Other	—	69	—	69
Mutual funds	114	—	—	114
Total domestic plan assets in the fair value hierarchy	$2,421	$2,459	$—	$4,880
Other assets measured at NAV:
Funds of funds				130
Venture capital and partnership interests				30
Total domestic plan assets, at fair value				$5,040

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2018
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$—	$194	$—	$194
Sovereign/government obligation funds	—	126	—	126
Corporate debt funds	—	418	—	418
Cash and currency	356	—	—	356
Total foreign plan assets in the fair value hierarchy	$356	$738	$—	$1,094
Other assets measured at NAV				222
Total foreign plan assets, at fair value				$1,316

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,815	$—	$—	$1,815
Non-U.S. equity	243	—	—	243
Collective trust funds:
Commingled	—	193	—	193
U.S. equity	—	1,389	—	1,389
Fixed income:
U.S. Treasury securities	452	—	—	452
U.S. government agencies	—	48	—	48
Sovereign government obligations	5	6	—	11
U.S. corporate bonds	—	910	—	910
Other	—	100	—	100
Mutual funds	163	—	—	163
Total domestic plan assets in the fair value hierarchy	$2,678	$2,646	$—	$5,324
Other assets measured at NAV:
Funds of funds				129
Venture capital and partnership interests				43
Total domestic plan assets, at fair value				$5,496

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$434	$277	$—	$711
Sovereign/government obligation funds	—	104	—	104
Corporate debt funds	—	345	—	345
Cash and currency	41	—	—	41
Total foreign plan assets in the fair value hierarchy	$475	$726	$—	$1,201
Other assets measured at NAV				192
Total foreign plan assets, at fair value				$1,393

Changes in Level 3 fair value measurements

The table below presents a rollforward of the plan assets, for the year ended Dec. 31, 2017 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2017
(in millions)	Corporate debt funds
Fair value at Dec. 31, 2016	$17
Transfers out of Level 3	(20)
Total gains included in plan assets	3
Fair value at Dec. 31, 2017	$—
Change in unrealized gains or (losses) for the period included in earnings for assets held at the end of the reporting period	$—

Funds of funds and venture capital and partnership interests valued using NAV per share

BNY Mellon had pension and post-retirement plan assets invested in funds of funds, venture capital and partnership interests, property funds and other contracts valued using NAV. The funds of funds investments are redeemable at NAV under agreements with the funds of funds managers.

Assets valued using NAV at Dec. 31, 2018
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$147	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	148	—	N/A	N/A
Property funds (c)	52	—	Monthly	0-90 days
Corporate debt	19	—	N/A	N/A
Other contracts (d)	16	—	N/A	N/A
Total	$382	$—

Assets valued using NAV at Dec. 31, 2017
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$152	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	128	49	N/A	N/A
Property funds (c)	51	—	Monthly	0-90 days
Corporate debt	20	—	N/A	N/A
Other contracts (d)	13	—	N/A	N/A
Total	$364	$49

(a)	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.

(b)	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.

(c)	Property funds include funds invested in regional real estate vehicles that hold direct interest in real estate properties.

(d)	Other contracts include assets invested in pooled accounts at insurance companies that are privately valued by the asset manager.
Defined contribution plans

BNY Mellon sponsors defined contribution plans in the U.S. and in certain non-U.S. locations, all of which are administered in accordance with local laws. The most significant defined contribution plan is The Bank of New York Mellon Corporation 401(k) Savings Plan sponsored by the Company in the U.S. and covers substantially all U.S. employees.

Under The Bank of New York Mellon Corporation 401(k) Savings Plan, the Company matched 100% of the first 4% of an employee’s eligible base pay plus 50% of the next 2% of eligible pay contributed by the participant for a maximum matching contribution of 5% for 2018, 2017 and 2016, subject to statutory limits.

The U.S. qualified and nonqualified defined benefit plans were closed to new participants effective Dec. 31, 2010, at which time an annual non-elective contribution equal to 2% of eligible base pay was added to The Bank of New York Mellon Corporation 401(k) Savings Plan.

At Dec. 31, 2018 and Dec. 31, 2017, The Bank of New York Mellon Corporation 401(k) Savings Plan owned 12.7 million and 13.2 million shares of our common stock, respectively. The fair value of total assets was $6.2 billion at Dec. 31, 2018 and $6.6 billion at Dec. 31, 2017. We recorded expense of $244 million in 2018, $232 million in 2017 and $224 million in 2016 primarily for contributions to our defined contribution plans.
We also have an ESOP covering certain domestic full-time employees hired on or before July 1, 2008. The ESOP works in conjunction with the defined benefit pension plan. Employees are entitled to the higher of their benefit under the ESOP or such defined benefit pension plan at retirement. Benefits payable under the defined benefit pension plan are offset by the equivalent value of benefits earned under the ESOP.

At Dec. 31, 2018 and Dec. 31, 2017, the ESOP owned 5.0 million and 5.4 million shares of our common stock, respectively. The fair value of total ESOP assets was $236 million at Dec. 31, 2018 and $293 million at Dec. 31, 2017. The Company is not permitted to make contributions to the ESOP.

The Benefits Investment Committee appointed Fiduciary Counselors, Inc. to serve as the independent fiduciary to (i) make all fiduciary decisions related to the continued prudence of offering the common stock of BNY Mellon or its affiliates as an investment option under the plans, other than plan sponsor decisions, and (ii) select and monitor any actively or passively managed investments of BNY Mellon or its affiliates to be offered to participants as investment options under the plans, excluding self-directed accounts.